SHAREHOLDERS' EQUITY (Details)	Aug. 20, 2024 ARS ($) vote $ / shares shares	Oct. 17, 2024 ARS ($) vote $ / shares shares	Sep. 30, 2024 ARS ($) vote $ / shares shares	Dec. 31, 2023 ARS ($)
Disclosure Of Capital Stock Adjustments [Line Items]
Capital Stock | $			$ 1,474,692,000	$ 1,474,692,000
Major ordinary share transactions [member]
Disclosure Of Capital Stock Adjustments [Line Items]
Capital Stock | $		$ 115,582,280
Ordinary And Extraordinary Shareholders' Meeting | First Capital Increase
Disclosure Of Capital Stock Adjustments [Line Items]
Approved capital increase, nominal value | $	$ 115,582,000
Percentage of share capital	10.99%
Ordinary And Extraordinary Shareholders' Meeting | Second Capital Increase
Disclosure Of Capital Stock Adjustments [Line Items]
Approved capital increase, nominal value | $	$ 162,034,000
Percentage of share capital	9.90%
Class A Ordinary Shares
Disclosure Of Capital Stock Adjustments [Line Items]
Number of shares issued (in shares) | shares			281,221,650
Par value per share | $ / shares			$ 1
Vote per share (in vote per share) | vote			5
Class B Ordinary Shares
Disclosure Of Capital Stock Adjustments [Line Items]
Number of shares issued (in shares) | shares			1,193,470,441
Par value per share | $ / shares			$ 1
Vote per share (in vote per share) | vote			1
Class B Ordinary Shares | Major ordinary share transactions [member]
Disclosure Of Capital Stock Adjustments [Line Items]
Number of shares issued (in shares) | shares		115,582,280
Par value per share | $ / shares		$ 1
Vote per share (in vote per share) | vote		1
Class B Ordinary Shares | Ordinary And Extraordinary Shareholders' Meeting | First Capital Increase
Disclosure Of Capital Stock Adjustments [Line Items]
Par value per share | $ / shares	$ 1
Vote per share (in vote per share) | vote	1
Approved capital increase, number of shares | shares	115,582,280
Class B Ordinary Shares | Ordinary And Extraordinary Shareholders' Meeting | Second Capital Increase
Disclosure Of Capital Stock Adjustments [Line Items]
Par value per share | $ / shares	$ 1
Vote per share (in vote per share) | vote	1
Approved capital increase, number of shares | shares	162,035,894